Intangibles - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 78,555	$ 81,749
Ending balance	87,986	78,555	$ 81,749
Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	193,226	203,979	192,388
Additions	29,697	18,461	11,591
Disposals	0	(29,214)
Reclassifications	0	0	0
Ending balance	222,923	193,226	203,979
Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(114,671)	(122,230)	(96,820)
Amortization for the year	(20,266)	(21,655)	(25,410)
Disposals	0	29,214
Ending balance	(134,937)	(114,671)	(122,230)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Disposals	0	0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals	0	0
Ending balance	0	0	0
License and software rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,825	50,987
Ending balance	41,148	41,825	50,987
License and software rights | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	155,476	172,197	156,008
Additions	6,059	2,899	1,694
Disposals	0	(29,214)
Reclassifications	13,530	9,594	14,495
Ending balance	175,065	155,476	172,197
License and software rights | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(113,651)	(121,210)	(95,800)
Amortization for the year	(20,266)	(21,655)	(25,410)
Disposals	0	29,214
Ending balance	(133,917)	(113,651)	(121,210)
Intangible in process
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,350	10,382
Ending balance	26,458	16,350	10,382
Intangible in process | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,370	11,402	16,000
Additions	23,638	15,562	9,897
Disposals	0	0
Reclassifications	(13,530)	(9,594)	(14,495)
Ending balance	27,478	17,370	11,402
Intangible in process | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,020)	(1,020)	(1,020)
Amortization for the year	0	0	0
Disposals	0	0
Ending balance	$ (1,020)	$ (1,020)	$ (1,020)